Selling Expense - Schedule of Selling Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Selling Expense [Abstract]
Salaries and employment benefits	¥ 222,428		¥ 129,327	¥ 97,000
Advertising and marketing expenses	97,945		71,472	47,927
Rental and utilities expenses	13,781		6,961	5,323
Office expenses	5,623		5,877	3,658
Travelling expenses	3,734		1,689	1,927
Business development	761		384	471
Depreciation and amortizations	680		444	289
Share-based compensation expenses	(475)		10,642	6,514
Others	6,096		3,642	1,556
Total	¥ 350,573	$ 55,012	¥ 230,438	¥ 164,665